Stock-Based Compensation, Summary of Weighted-average Assumptions (Details)	6 Months Ended	12 Months Ended
	Aug. 03, 2022	Jan. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average risk-free rate	1.48%	1.42%
Weighted-average expected term of the option (in years)	6 years 25 days	6 years 21 days
Weighted-average expected volatility	38.92%	38.09%
Weighted-average dividend yield	0.00%	0.00%